Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [abstract]
Loan contractual amount outstanding on loans written-off during the period that are no longer subject to enforcement activity	$ 193	$ 179